OTHER (GAINS) AND LOSSES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER (GAINS) AND LOSSES
Schedule of other (gains) losses

	2021	2020
Realized gains on foreign currency transactions	$(598)	$—
Modification gains arising from changes in estimates (note 13)	(220)	(1,032)
Other	9	(25)
	$(809)	$(1,057)